Revenue from Contracts with Customers (Details) - Schedule of Other Revenue Relates - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Revenue Relates [Abstract]
Marketing events		$ 20,228	$ 19,402	$ 18,305
Real estate projects	[1]	13,014	63,203	87,174
Collaboration agreements	[2]	7,513	8,437	63,742
Royalty revenue		3,783	3,530	14,682
Other		31,745	29,779	23,423
Total other revenue		$ 76,283	$ 124,351	$ 207,326

[1]	At December 31, 2022, it included mainly the bonus received for the operating results generated in real estate projects for $32.948, to the bonus to obtain permanence in a property lease for $6,000; and income from strategic alliances goals for $4,422.
[2]	Represents revenue from the following collaboration agreements: